Amount Due From/To Related Parties (Details) - Schedule of Due to Shareholders and Related Parties - USD ($)	Jun. 30, 2023	Dec. 31, 2022
(a) Due to shareholders
Due to shareholders	$ 951,696	$ 495,019
(b) Due to a related party
Due to a related party	3,801,696	2,436,308
Edgard Maroun [Member]
(a) Due to shareholders
Due to shareholders	587,274	232,429
MEVP Holding SAL [Member]
(a) Due to shareholders
Due to shareholders	362,431	162,354
Maher Khawkhaji [Member]
(a) Due to shareholders
Due to shareholders	1,991	100,236
MBC FZ LLC [Member]
(b) Due to a related party
Due to a related party	$ 2,850,000	$ 1,941,289